Warrant Liabilities (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrant Liabilities (Details) [Line Items]
Aggregate value	$ 13,500					$ 13,500
Changes in fair value of warrant	5,392,293	$ (1,695)		$ (2,375)		(8,952)
Change in fair value	$ 8,952					$ 8,952
Private Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Warrants outstanding (in Shares)	225,000	225,000		225,000		225,000
Aggregate value	$ 4,548	$ 2,173		$ 2,173		$ 4,548